Share capital	12 Months Ended
Dec. 31, 2025
Share capital
Share capital

11.Share capital

As of December 31, 2025 and 2024, the issued share capital amounted to CHF 2,252,840 and CHF 2,226,203, respectively, and is composed of outstanding common shares of 101,742,231 and 100,410,377, respectively, and treasury shares of 10,899,773 and 10,899,773, respectively.

The table below summarizes the Company’s capital structure:

			In CHF thousands
	Common	Treasury	Share	Share	Treasury
	shares	shares	capital	premium	shares
December 31, 2023	104,441,787	(5,243,958)	2,089	474,907	(105)
Proceeds from public offerings, net of underwriting fees and transaction costs	—	30,232	—	103	1
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	5,700,000	(5,700,000)	114	—	(114)
Issuance of shares – incentive plans, net of transaction costs	1,168,363	13,953	23	3,496	—
December 31, 2024	111,310,150	(10,899,773)	2,226	478,506	(218)
Issuance of shares – incentive plans, net of transaction costs	1,331,854	—	27	3,357	—
December 31, 2025	112,642,004	(10,899,773)	2,253	481,863	(218)

The common shares and treasury shares have nominal values of CHF 0.02 per share. All shares have been fully paid. These treasury shares held by the Company are not considered outstanding shares as of December 31, 2025 or 2024.

Conditional share capital for financing and other purposes

The Company’s share capital may be increased by a maximum aggregate amount of CHF 100,000 through the issuance of a maximum of 5,000,000 registered shares, payable in full, each with a nominal value of CHF 0.02 per share, through the exercise of conversion and/or option or warrant rights granted in connection with bonds or similar instruments, issued or to be issued by the Company or by subsidiaries of the Company, including convertible debt instruments.

Conditional share capital for employee benefit plans

The Company’s share capital may be increased by a maximum aggregate amount of CHF 90,057.34 through the issuance of not more than 4,502,867 common shares, payable in full, each with a nominal value of CHF 0.02 per share, by the exercise of options rights that have been granted to employees, consultants, members of the board of directors, or other person providing services to the Company or a subsidiary. As of December 31, 2025, 168,677 of our common shares, which were issued upon the exercise of options and restricted share units, have not yet been registered with the commercial register of the Canton of Vaud.

Follow-On Offering

On December 19, 2023, the Company announced that it had closed an underwritten offering of 14,300,000 common shares, resulting in gross proceeds of approximately USD 50.1 (CHF 43.8) million. Net underwriting fees and transaction costs totaled CHF 3.3 million for net proceeds of CHF 40.5 million. Transaction costs associated with these offerings and related to the issuance of new shares were charged directly against the share premium account thereby reducing the total equity reported.

Shelf registration statement

On March 14, 2024, the Company filed a Shelf Registration Statement on Form F-3 (Reg. No. 333-277940) (the “Shelf Registration Statement”), which was subsequently amended on July 26, 2024, with the SEC. The Shelf Registration Statement was declared effective by the SEC on July 31, 2024.

The Shelf Registration Statement allows the Company to offer and sell, from time to time, up to USD 350,000,000 of common shares, debt securities, warrants, purchase contracts, units, subscription rights or any combination of the foregoing in one or more future public offerings. The terms of any future offering would be determined at the time of the offering and would be subject to market conditions and approval by the Company’s Board of Directors. Any offering of securities covered by the Shelf Registration Statement will be made only by means of a written prospectus and prospectus supplement authorized and filed by the Company.

At the market equity offering

Commencing in September 2020, the Company established an “at the market offering” (ATM) for the sale of up to USD 80.0 (CHF 64.0) million worth of our common shares from time to time by entering into an Open Market Sale Agreement (“Sales Agreement”) with Jefferies LLC (“Jefferies”).

In Q2 2021 and Q2 2024, we filed a new registration statement on Form F-3 and entered into a new Sales Agreement in Q2 2021 and Q3 2024 to replace and extend the ATM program.

In Q2 2024, the Company issued 5,700,000 common shares with a nominal value of CHF 0.02 to be held as treasury shares.

Through December 31, 2025, the Company has cumulatively sold 2,179,434 common shares previously held as treasury shares pursuant to the Sales Agreement, raising USD 16.4 (CHF 14.9) million, net of underwriting fees and transaction costs. We have paid commissions to Jefferies totaling USD 0.5 (CHF 0.5) million through December 31, 2025, for share issuances in accordance with our ATM programs. In 2025, the Company had no share activity related to the ATM program.